Share-based Payments	6 Months Ended
Sep. 30, 2024
Disclosure Of Share-based Payments [Abstract]
Share-based Payments	Share-based Payments
As part of Global Blue’s Management Incentive Plan (“MIP”), the Board issued a series of equity grants in the form of Global Blue share options (SOP) and Global Blue restricted shares (RSA).
Participation in these plans is at the Board’s discretion and subject to the consent of the individual employee receiving the grant.
RSA 2024
On August 27, 2024, under the MIP, the Board approved the grant of 680,000 RSAs to the ExCom (“RSA 2024 ExCom”), 578,250 RSAs to other employees (“RSA 2024 Others”) and 300,255 RSAs to the CEO (“RSA 2024 CEO”).
Under these grants, participants are granted Company’s ordinary shares if they remain in the employment of the Company, and certain market and non-market conditions are met:
•service condition: the employee remains in the employment of the Group,
•market performance conditions: increase of the absolute total shareholder return and benchmarking the total shareholder return to the MSCI ASWI All Country index,
•non-market performance condition: measured by adjusted net income compound annual growth rate (CAGR).
The shares are issued at the grant date and held as treasury shares until the vesting.
The plans are equity-settled in accordance with IFRS 2. The estimated fair values are calculated based on the share price as at grant date, adjusted using the probability of achievement of the market-based performance conditions. The estimated fair value is based on the assumption that the service condition and non-market performance condition will be fully met. The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair values.

	RSA 2024 OTHERS				RSA 2024 CEO		RSA 2024 EXCOM
Grant date	5/9/2024	5/9/2024	5/9/2024	5/9/2024	27/8/2024	27/8/2024	5/9/2024	5/9/2024
Vesting date	29/8/2025	29/8/2026	29/8/2027	29/8/2028	29/8/2025	29/8/2026	29/8/2025	29/8/2026
% to be vested	25	25	25	25	50	50	50	50
Share price at grant date (USD)	4.58	4.58	4.58	4.58	4.72	4.72	4.58	4.58
Expected volatility	40%	49%	60%	69%	40%	49%	40%	49%
Risk free interest rate	4.16%	3.61%	3.41%	3.35%	4.16%	3.61%	4.16%	3.61%
Fair value per share (USD)	3.64	3.54	3.46	3.36	3.74	3.65	3.64	3.54
Reconciliation of the outstanding RSA shares
The following table shows the RSAs granted and outstanding at the beginning and end of the reporting period:

Number of shares (thousands)	Six months ended September 30
	2024	2023
As of April 1	1,951	1,675
Granted during the period	1,559	1,063
Vested during the period	(628)	(961)
Forfeited during the period	(222)	(143)
As of September 30	2,660	1,634
Weighted average fair value (USD)	3.75	4.40
During the six months ended September 30, 2024, there were no modifications or cancellations to the already-in-place share-based payment plans, including SOP and RSA plans and stock-options plans issued by PPS entities.